Operating Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases 1 [Abstract]
Minimum lease payments	$ 65,439	$ 117,635
Charterhire expense	$ 59,632	$ 75,750	$ 78,862